Employee Benefits Expense - Summary of Average Size of Group's Workforce (Details) - Employed	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits Expense [Line Items]
Total Workforce	4,975	4,461	4,044
Executives
Employee Benefits Expense [Line Items]
Total Workforce	57	51	42
Managers
Employee Benefits Expense [Line Items]
Total Workforce	137	126	113
Employees
Employee Benefits Expense [Line Items]
Total Workforce	4,781	4,284	3,889